Investment In Affiliates - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Navios Europe I
Schedule Of Equity Method Investments [Line Items]
Cash and cash equivalents (including restricted cash)	$ 0	$ 19,160
Current assets (excluding cash and cash equivalents and restricted cash)	0	3,572
Non-current assets	0	139,955
Current liabilities (excluding current portion of long- term debt)	0	18,244
Long-term debt including current portion, net	0	64,818
Non-current liabilities	0	61,035
Navios Europe II
Schedule Of Equity Method Investments [Line Items]
Cash and cash equivalents (including restricted cash)	27,431	27,544
Current assets (excluding cash and cash equivalents and restricted cash)	4,818	5,934
Non-current assets	179,688	195,805
Current liabilities (excluding current portion of long- term debt)	46,892	29,023
Long-term debt including current portion, net	89,025	99,153
Non-current liabilities	$ 84,284	$ 79,170